Schedule of Investments
September 30, 2020 (unaudited)
Pinnacle Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 58.78%

Air Transportation, Nonscheduled - 11.47%
Bristow Group, Inc. (2)	143,056	3,039,940

Apparel & Other Finished Products - 0.81%
Crown Crafts, Inc.	38,183	215,734

Banks & Thrifts - 1.19%
Hope Bancorp, Inc.	12,507	94,865
OP Bancorp	17,362	99,311
Northeast Bank	100	1,840
PCB Bancorp	13,600	119,544
		315,560

Construction & Fabrication - 9.39%
Granite Construction, Inc.	1,144	20,146
Gulf Island Fabrication, Inc. (2)	376,594	1,178,739
Williams Industrial Service Group, Inc. (2)	713,106	1,288,985
		2,487,870

Electronics - 1.25%
AstroNova, Inc. (2)	10,400	83,408
Benchmark Electronics, Inc.	7,000	141,050
Kimball Electronics, Inc. (2)	9,321	107,751
		332,209

Energy - 1.15%
Permian Basin Royalty Trust	40,650	100,812
Seacor Marine Holdings, Inc. (2)	100,680	204,380
		305,192

Financial Services - 0.41%
BKF Capital Group, Inc. (2)(7)	9,889	108,779

Furniture & Accessories - 4.45%
Culp, Inc.	13,900	172,638
Ethan Allen Interiors, Inc. (2)	8,353	113,100
Flexsteel Industries, Inc.	31,469	755,256
Hooker Furniture Corp.	5,400	139,482
		1,180,476

Insurance - 3.64%
First Acceptance Corp. (2)	110,311	118,033
Genworth Financial, Inc. (2)	30,000	100,500
Independence Holding Co. (2)	10,192	384,340
Kansas City Life Insurance Co.	6,233	193,223
Mercury General Corp.	3,230	133,625
National Security Group, Inc. (7)	3,041	35,732
		965,453

Oil & Gas Field Services, NEC - 0.23%
Sabine Royalty Trust	2,093	60,906

Power Equipment - 2.33%
LSI Industries, Inc.	4,157	28,060
Powell Industries, Inc.	24,420	589,254
		617,314

Real Estate - 1.44%
FRP Holdings, Inc. (2)	3,000	125,010
Getty Realty Corp.	6,207	161,444
Potlatch Deltic Corp.	1,900	79,990
Regency Affiliates, Inc. (7)	3,255	15,299
		381,743

Retail - 6.53%
Haverty Furniture Companies, Inc.	6,000	125,640
Shoe Carnival, Inc.	1,000	33,580
The Buckle, Inc. (2)	46,031	938,572
Weyco Group, Inc.	39,118	632,538
		1,730,330

Security Services - 1.36%
Costar Technologies, Inc. (2)(7)	63,921	361,154

Specialty Industrial - 1.26%
Graham Corp.	8,114	103,616
Hurco Companies, Inc.	4,900	139,160
Preformed Line Products Co.	1,850	90,132
		332,908

Steel Works, Blast Furnaces Rolling Mills - 1.99%
Friedman Industries, Inc.	77,179	447,638
Universal Stainless & Alloy Products, Inc. (2)	14,772	81,099
		528,737

Transportation - 9.86%
Dorian LPG Ltd. (2)	220,860	1,769,089
FreightCar America, Inc. (2)	210,161	479,167
Kirby Corp. (2)	2,500	90,425
Patriot Transportation Holding, Inc. (2)	30,842	276,036
		2,614,717

Total Common Stocks	(Cost $15,743,440)	15,579,022

Closed-End & Exchange Traded Funds - 3.72%

Barings Participation Investor (2)	4,378	47,545
Sprott Gold Miners ETF (2) (8)	13,400	449,034
Sprott Junior Gold Miners ETF (2) (8)	11,022	490,369

Total Closed-End & Exchange Traded Funds	(Cost $545,402)	986,948

Warrants - 0.05%

Tidewater, Inc. (2)	9,414	2,580
Tidewater, Inc. Class-A (2)	13,355	7,078
Tidewater, Inc. Class-B (2)	14,438	4,331

Total Warrants	(Cost $196,382)	13,989

Money Market Registered Investment Companies - 37.90%

Invesco Government & Agency Portfolio Institutional Class 0.020% (5)	1,000,000	1,000,000
First American Government Obligation Fund Class Z 0.050% (5)	9,045,911	9,045,911

Total Money Market Registered Investment Companies	(Cost $10,045,911 )	10,045,911

Total Investments - 100.45%	(Cost $26,531,136)	26,625,870

Liabilities in Excess of Other Assets - (0.45%)		(120,423)

Total Net Assets - 100.00%		26,505,447

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three board levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$26,104,906	$-
Level 2 - Other Significant Observable Inputs	520,964	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,625,870	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 2 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.